Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions
Note 5. Acquisitions
Acquisition of Uber Elevate
On January 11, 2021, the Company entered into certain agreements with Uber Technologies, Inc. (“Uber”), under which it acquired Uber Elevate, Inc. (“Uber Elevate”), a portion of Uber’s business dedicated to development of aerial ridesharing, issued to Uber a Convertible Promissory Note (“Uber CPN”) and entered into a collaboration agreement with Uber (the “Uber Agreement”).
During the fourth quarter of 2021, the Company recorded tax related measurement period adjustments to recognize deferred tax assets and liabilities reflecting tax versus book differences for assets acquired during the Uber Elevate transaction. In relation to these adjustments, the Company updated the allocation of the total consideration between the Uber Elevate business acquisition and the collaboration agreement’s contractual asset. The adjustments reflect tax related facts and circumstances in existence as of the acquisition of Uber Elevate, the valuation of which was finalized during the fourth quarter of 2021. The impact of these adjustments resulted in

an increase
of $
5.8
 million in goodwill, an
increase
of $
6.2
 million in deferred tax assets,
an
increase of $
4.7
 million in the contractual agreement asset, offset by a deferred tax liability of $
16.7
 million. In addition, the Company released a deferred tax asset valuation allowance resulting in an income tax benefit of $
10.5
 million, as the deferred tax liability provided the Company with a source of future
taxable income.
Uber
Elevate was a business incubated within Uber, which had developed multiple proprietary software technologies and built a highly skilled engineering team focused on multimodal ride sharing coordination, connected airspace management, urban transportation and simulation, and certifiable aviation grade battery technology. The Uber Elevate acquisition was intended to complement the Company’s existing technologies and expertise necessary to gain integration into the Uber app and progress commercialization of aerial ridesharing services. In accordance with the Share Purchase Agreement between the Company, Uber and Uber Elevate (the “Share Purchase Agreement”), the Company acquired all outstanding common shares of Uber Elevate and certain other assets (see below) in exchange for 8,924,009 shares of Legacy Joby Series C redeemable convertible preferred stock. At the acquisition date, the fair value of the Legacy Joby Series C redeemable convertible preferred stock was $8.70 per share, resulting in the total fair value of consideration transferred to Uber of $77.6 million. The fair value of Legacy Joby Series C redeemable convertible preferred stock was estimated using a multi-scenario option pricing method model, consistent with the approach employed to value the Company’s common stock. This model specifically considered the potential for the conversion of Legacy Joby Series C redeemable convertible preferred stock to common stock on a
1-for-1
basis in the event of a merger with (or acquisition of) a special purpose acquisition company (“SPAC”).
No single identifiable assets or group of similar identifiable assets of Uber Elevate represented substantially all of the fair value of the gross assets acquired. Further, the Uber Elevate acquisition included inputs, represented by tangible assets and developed software technologies, and processes, represented by an experienced workforce, which together significantly contribute to Uber Elevate’s ability to create outputs, represented by commercialization of aerial ridesharing. The Company concluded that Uber Elevate represented a business, and acquisition of Uber Elevate was accounted as a business combination.
Under the terms of the Share Purchase Agreement, certain employees of Uber Elevate who continued their employment with the Company following the acquisition of Uber Elevate were allowed to retain their unvested Uber restricted stock unit awards (“RSUs”) that would otherwise have vested on or prior to December 16, 2021, provided that such employees remain employed by the Company through December 16, 2021 (the “Uber RSU Provision”). All RSUs subject to the Uber RSU provision vested on December 16, 2021. This incentive was provided by Uber to such employees to ensure successful integration of Uber Elevate and progress of the development efforts under Uber Agreement (see below). Because Uber is also a holder of pecuniary interest in the Company, the Company concluded that the Uber RSU Provision in substance represents non-cash
compensation of the Company. The total fair value of the
non-cash
compensation as of the vesting date was $5.0 million and was recognized over the period between the acquisition date and December 16, 2021. $5.0 million was recognized as other non-cash
compensation during the year ended December 31, 2021. $4.6 million and $0.4 million are included in research and development expenses and selling, general and administrative expenses, respectively.
The

Uber CPN was issued in exchange for gross proceeds of $
75.0
 million, which is the note’s face amount. The Uber CPN bore interest at simple interest rate of
5
% per annum and matured
two years
after its issuance. Uber CPN was convertible into common or preferred stock of Legacy Joby, depending on the occurrence or non-occurrence
of various equity financing scenarios, including an IPO or a merger with (or acquisition of) a SPAC. The Uber CPN was issued at a premium, as its fair value at issuance was $
74.5
 million, $
0.5
 million below its face amount. Because the Uber CPN was considered a transaction separate from the business combination, but would not have been entered into absent the business combination, the Company recognized the $
0.5
 million premium at issuance of Uber CPN as a reduction of the total consideration transferred to Uber for the acquisition of the Uber Elevate. Upon closing of the Merger, the unpaid principal amount of $
75.0
 million plus accrued and unpaid interest in the amount of $
2.2
 million was converted into
7,716,780
shares of common stock of Joby Aviation.
Under the terms of the Uber Agreement, the Company and Uber agreed to continue focused development of their respective existing technologies to achieve mutual integration of their transportation services offerings to their customers.
Under the Uber Agreement, the Company and Uber agree to work together to enable seamless passenger services across their respective businesses and for customers of either company to be able to order the services of the other party via their respective applications. The Uber Agreement includes terms governing the software integration and data-sharing that will be necessary to enable such services across one or both businesses, regardless of the initial platform or combination of services requested by the passenger. As part of the Uber Agreement, the Company commits to continue developing its passenger air mobility services and that Uber’s customers will be able to purchase the Company’s air mobility services through the Uber app. Similarly, Uber commits to enable its customers to order the Company’s services or combined services through the Uber app. The parties also intend to work together to enable Uber to fulfill “last mile” terrestrial ride services to and from the Company’s air mobility services end points. The parties intend to market to their respective customers and generally the availability of the other’s services. The Uber Agreement also includes terms regarding branding to be incorporated into the parties’ respective ride-hailing applications, as well as a management process for the two parties to work together in both the development and commercialization phases contemplated by the agreement. The Uber Agreement further makes clear that each party retains independence in setting the prices for its own services. Finally, the Uber Agreement contains standard and customary intellectual property cross-licensing and intellectual property ownership terms, limitations of liability clauses, indemnification, dispute resolution, and other typical commercial terms.
The Uber Agreement embodies significant benefits to the Company, consisting primarily of customer demand aggregation, improved load factor as well as favorable commissions. The fair value of the asset representing these benefits (the “contractual agreement asset”) at inception was $49.5 million. The Company considered whether the Uber Agreement, entered into concurrently with the Share Purchase Agreement, is a part of the Uber Elevate business combination, or is a separate transaction. Under ASC 805, a transaction entered into by or on behalf of the acquirer or primarily for the benefit of the acquirer or the combined entity, rather than primarily for the benefit of the acquiree (or its former owners) before the combination, is likely to be a separate transaction. The Uber Agreement contains features, which in combination result in significant financial and other benefits primarily to the Company. Accordingly, the Company concluded that the Uber Agreement represents a transaction separate from the Uber Elevate acquisition.
Because the Uber Agreement was not a part of the Uber Elevate business combination, the Company used the relative fair value method to allocate the total consideration transferred to Uber between the purchase consideration for acquiring Uber Elevate business and the contractual agreement asset. The Company will amortize the contractual agreement asset in proportion to the estimated incremental cash flows earned under the Uber Agreement over an estimated period of three years. The Company expects to begin generating incremental cash flows under the contractual agreement asset in 2024.
The methodologies used in determining the fair values of Uber Elevate and contractual agreement asset, as well as the respective key assumptions, are as follows.
Valuation of Uber Elevate —
the estimated fair value of Uber Elevate was $20.0 million.
The Company determined the fair value of Uber Elevate using the asset accumulation method (also known as the net asset method). This method measures the value of equity as the sum of the values of a company’s assets reduced by the sum of the values of its liabilities. Uber Elevate assets included property and equipment, developed software technologies, and the assembled workforce. The Company concluded that the fair value of property and equipment was not materially different from its book value. In determining the fair value of developed software technologies, the Company used the replacement cost approach, under which the Company estimates the fair value based upon the estimated cost of replacing or reproducing the asset, less adjustments for physical deterioration and functional
obsolescence, if relevant. The Company based valuation of developed technologies on its estimates of development time and cost for each development phase and technology element, which included estimates of engineering costs per person-month for concept development and design, coding, testing and quality control review and operations costs. The Company then added to the total replacement cost an allowance for a fair return on investment during the development period of 35%, based on the peer group weighted average cost of capital analysis. This value is then adjusted for depreciation and/or obsolescence present in each software technology using an age-life
calculation, reducing the preliminary
values by
23.0
% to
37.0
% percent, depending on management’s estimate of the age and expected remaining life of the existing software code bases.
The Company based valuation of assembled workforce on its estimates of average cost per employee, which included average annual and monthly salaries, overhead burden and direct recruiting and training costs.
Valuation of the contractual agreement asset —
the estimated fair value of the contractual agreement asset was $49.5 million. The Company determined the value of the contractual agreement asset by using the incremental cashflow approach, which involved comparing the Company’s forecasted cash flow with the Uber Elevate assets in place, versus without them in place, and then deducting the estimated fair values of key contributory assets, including developed software technology and the acquired workforce, since the Company’s “with” scenario assumes that those contributory assets are in place as well (the “with and without” method). The forecast model assumes that the contractual agreement asset and acquired Uber Elevate assets will result in incremental cash flow over a three-year period due to lower costs and higher load factors. The Company applied a 25.0% discount rate, which was based upon the cost of capital analysis.
The following table summarizes the allocation of total consideration between Uber Elevate and the contractual agreement asset (in thousands, except share and per share data):

Series C redeemable convertible preferred stock (8,924,009 shares at $8.70 per share fair value)	$77,619
Less: premium on Uber CPN	(465)
Total consideration	77,154
Consideration allocated to contractual agreements asset and related deferred tax liability	(42,938)
Consideration allocated to Uber Elevate	$34,216

The factors contributing to the recognition of goodwill were based upon the Company’s conclusion that there are strategic and synergistic benefits that are expected to be realized from the acquisition. Goodwill of $10.8 million recorded for the Uber Elevate acquisition is expected to be deductible for tax purposes.
The purchase price allocation for Uber Elevate is as follows (in thousands):

Goodwill	$10,757
Automation platform software technology	7,200
Multimodal software technology	4,900
Simulation software technology	4,600
Property and equipment	630
Deferred tax asset	6,129

Total purchase consideration	$34,216

Unaudited Supplemental Pro Forma Information
Uber Elevate did not generate any revenue prior to its acquisition by the Company. In addition, due to the close proximity of Uber Elevate acquisition date to the beginning of 2021, the pre-acquisition
net loss of Uber Elevate was immaterial. Therefore, the pro forma information that presents the combined results of operations for the period presented, as if Uber Elevate was acquired as of the beginning of 2021 is not materially different from the consolidated results of operations for the year ended December 31, 2021.
Other Acquisitions
On April 6, 2021, the Company completed the acquisition of an entity engaged in the development of transportation technology with application in the aviation sector, whereby it acquired all the outstanding shares of the entity in exchange for a total consideration consisting of (i) $5.0 million in cash, and (ii) 2,677,200 restricted shares of Legacy Joby Series C Preferred Stock with the aggregate acquisition date fair value of $23.9 million (the “first acquisition”). The Series C Preferred Stock was converted into an equivalent number of shares of Legacy Joby common stock on a one-to-one
basis immediately prior to the closing of the Merger.
On December 21
, 2021, the Company completed the acquisition of an entity engaged in the development of radar systems technology with application in the aviation and other sectors, whereby it acquired all the outstanding shares of the entity in exchange for a total consideration consisting of (i) $2.8 million in cash, and (ii) 340,000 restricted stock units of Joby Aviation common stock with the aggregate acquisition date fair value of $2.4 million (the “second acquisition”).
Upon closing
of the acquisitions described above, the former shareholders of the acquired entities became employees and/or consultants of various Company subsidiaries. The shares issued upon conversion of the Series C Preferred Stock and the restricted stock units issued are subject to vesting over a six-year
period and are contingent on such holders continuing their employment or consulting relationship with the Company. If the former shareholder’s employment or consulting relationship is terminated, all of then unvested shares or restricted stock units that were issued as part of the total consideration in connection with the acquisitions described above will be forfeited by such holder (except in certain circumstances, where an employee or consultant is terminated by the Company without cause, or resigns for good reason, in which case the vesting may be accelerated). Because the vesting is contingent upon the former shareholders’ continued employment or consulting relationship, such shares are considered to be a post-combination compensation expense rather than part of the purchase consideration. Therefore, the fair value of the Series C Preferred Stock and restricted stock units of $23.9 million and $2.4 million, respectively, is recognized as a stock-based compensation expense over the six-year
vesting term, commencing on the respective acquisition dates.
The first acquisition
was accounted for as an asset acquisition because substantially all of the fair value of the gross assets acquired was represented by a group of similar assets. The purchase consideration of $5.0 million was allocated to $5.0 million of the acquired in-process
research and development (“IPR&D”) assets, $0.1 million of the acquired current liabilities and $0.1 million of acquired current assets. The Company concluded that acquired IPR&D assets are to be used only in specific programs and have no alternative future use if such programs fail to result in a commercialized product. Therefore, the acquired IPR&D assets were written off immediately after the acquisition date and reflected as part of research and development expenses in the consolidated statement of operations.
The second acquisition
was accounted for as a business combination because the assets acquired and liabilities assumed constituted a business. The purchase consideration of $2.8 million was allocated to $1.7 million of the acquired intangible assets, primarily developed technology, $1.2 million of the acquired current assets, primarily cash and account receivables, and $0.1 million of the acquired current liabilities.